SEGMENT REPORTING - Sales by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 68,275	$ 79,844	$ 76,571
Total Americas
Disclosure of geographical areas [line items]
Revenue from contracts with customers	26,245	28,060	25,408
United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	8,886	8,835	7,300
Brazil2
Disclosure of geographical areas [line items]
Revenue from contracts with customers	8,243	8,715	8,204
Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,485	4,188	4,282
Mexico
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,288	2,876	2,356
Argentina
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,233	1,908	1,440
Others
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,110	1,538	1,826
Total Europe
Disclosure of geographical areas [line items]
Revenue from contracts with customers	35,780	44,519	42,184
Germany
Disclosure of geographical areas [line items]
Revenue from contracts with customers	6,550	7,761	6,541
Poland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,466	5,930	5,298
France
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,611	5,703	4,874
Spain
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,981	4,737	4,187
Italy
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,608	4,017	5,426
Czech Republic
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,183	1,432	1,362
Turkey
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,119	1,231	1,508
United Kingdom
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,341	1,593	1,519
Belgium
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,061	2,110	1,847
Netherlands
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,445	1,774	1,623
Russia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	901	996	1,583
Romania
Disclosure of geographical areas [line items]
Revenue from contracts with customers	386	461	443
Ukraine
Disclosure of geographical areas [line items]
Revenue from contracts with customers	508	464	948
Others
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,620	6,310	5,025
Total Asia & Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	6,250	7,265	8,979
South Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,862	2,259	2,448
Morocco
Disclosure of geographical areas [line items]
Revenue from contracts with customers	745	806	689
Rest of Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	524	499	1,068
China
Disclosure of geographical areas [line items]
Revenue from contracts with customers	764	765	943
Kazakstan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	503	625	747
South Korea
Disclosure of geographical areas [line items]
Revenue from contracts with customers	410	383	608
India
Disclosure of geographical areas [line items]
Revenue from contracts with customers	102	131	142
Rest of Asia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 1,340	$ 1,797	$ 2,334